Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018	Dec. 12, 2016
Results of Operations [Abstract]
Total revenues		$ 1,111,075	$ 666,587	$ 2,018,061	$ 5,967,772	$ 3,960,822
Expenses [Abstract]
Vessel Operating Expenses		(432,544)	(601,787)	(1,194,995)	(2,802,991)	(1,727,770)
Voyage Expenses		(19,556)	(28,440)	(80,853)	(261,179)	(37,373)
Management fees to related party		(29,440)	(24,120)	(55,500)	(212,300)	(111,480)
Depreciation and amortization		(177,378)	(107,925)	(182,346)	(897,171)	(637,611)
General and administrative expenses [Abstract]
Company administration expenses		(22,954)	(35,834)	(58,467)	(378,777)	(109,233)
Public registration costs		(161,116)	(115,761)	(35,973)	(132,091)	(350,167)
Total Expenses			(913,867)
Other Income/ (Expenses) [Abstract]
Total Other Expenses		8,355	(578)	468,717	(195,114)	(6,250)
Net loss		276,442	(247,858)	878,644	1,088,149	980,938
Comprehensive loss		$ 276,442	$ (247,858)	$ 878,644	$ 1,088,149	$ 980,938
Loss per common share, basic and diluted (in dollars per share)		$ (0.30)	$ (0.26)	$ 0.35	$ 0.31	$ (0.28)
Cash Flows [Abstract]
Net cash used in operating activities		$ 148,106	$ (349,798)	$ 770,749	$ 2,311,962	$ 902,706
Net decrease in cash, cash equivalents, and restricted cash		148,106	(349,798)	836,468	3,171,659	902,706
Balance Sheet Data [Abstract]
Cash and cash equivalents		1,887,280	486,670	836,468	4,558,939	1,739,174
Vessel, net		6,995,350	7,293,118		23,700,029
Working Capital	[1]		202,300
Other non-current assets			750,366
Total Assets		10,183,837	9,215,971		30,420,926
Retained earnings		2,136,024	630,784		436,798
Total shareholders' equity		$ 9,751,024	$ 8,245,784	$ 8,493,644	$ 13,204,011	$ 9,474,582	$ 0

[1]	The Company defines working capital as current assets less current liabilities.